Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 80,940,876	$ 1,472,843	$ 5,559,216	$ 87,972,934
Cerro Quema
Total	80,971.66		118,514	199,486
Camino Rojo
Total	80,829,858	$ 1,472,843	4,477,910	86,780,611
Souht Railroad
Total	$ 30,046		768,822	798,867
Monitor Gold
Total			109,800	109,800
Lewis
Total			$ 84,170	$ 84,170